Amount Due From Shareholder	12 Months Ended
Dec. 31, 2024
Amount Due From Shareholder [Abstract]
AMOUNT DUE FROM SHAREHOLDER

NOTE 6 — AMOUNT DUE FROM SHAREHOLDER

Amount due from shareholder consisted of the following:

	As of December 31,
	2023	2024
	US$’000	US$’000
Amount due from shareholder – Mega Origin	—	152
	—	152

Amount due from shareholder represents payments made by the Company on behalf of the shareholder, Mega Origin, our controlling shareholder, during the financial years. The amounts are non-trade in nature, unsecured, interest-free and recoverable on demand.